Revenues (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Summary of Disaggregation of Accounts Receivable on the Basis of Customers
As of June 30, 2021 and December 31, 2020, accounts receivable consisted of the following:

	June 30, 2021	December 31, 2020

	(in thousands)
U.S. federal government and agencies	$2,679	$1,335
Commercial and other	1,513	1,568
Allowance for doubtful accounts	—	—

Total accounts receivable	$4,192	$2,903

Accounts receivable for the years ended December 31, 2020 and 2019 is as follows:

	December 31,
	2020	2019
	(in thousands)
U.S. federal government and agencies	$1,335	$3,349
Commercial and other	1,568	979
Allowance for doubtful accounts	—	—

Total accounts receivable	$2,903	$4,328

Summary of Cumulative Adjustment Made to Balance Sheet due to Changes in Accounting for Incremental Costs of Obtaining Contracts with Customers
The cumulative effect of changes made to the consolidated January 1, 2020 balance sheet for the adoption of ASC 606 was primarily due to accounting for incremental costs to obtain contracts, comprised of contract commissions and changes in recognition of product revenues for long-term engineering and integration construction contracts which were previously recognized based on contract milestones achieved and, upon adoption of ASC 606, are recognized over time using the cost-to-cost
method to measure progress. The adjustments are as follows:

	Balance at December 31, 2019	Adjustments due to ASC 606	Balance at January 1, 2020
	(in thousands)
Assets
Contract assets	$—	$337	$337

Total current assets	65,863	337	66,200
Contract assets - long-term	—	281	281

Total assets	$163,364	$618	$163,982

Liabilities and stockholders’ deficit
Contract liabilities	$7,952	$214	$8,166

Total current liabilities	100,300	214	100,514
Contract liabilities - long-term	—	1,054	1,054

Total liabilities	181,659	1,268	182,927
Accumulated deficit	(203,799)	(650)	(204,449)

Total stockholders’ deficit	(189,616)	(650)	(190,266)

Total liabilities and stockholders’ deficit	$163,364	$618	$163,982

Summary of Cumulative Adjustment Made to Consolidated Income Statement due to Changes in Accounting for Incremental Costs of Obtaining Contracts with Customers
Consolidated Statement of Operations

	Year ended December 31, 2020
	As Reported (ASC 606)	As Adjusted (ASC 605)
Revenues
Services	$18,737	$18,737
Products	2,398	2,025
Costs and expenses:
Service costs, excluding depreciation and amortization	13,331	13,331
Product costs, excluding depreciation and amortization	10,535	10,535
Selling, general and administrative	28,606	28,472
Operating loss	$(41,395)	$(41,634)

Summary of Cumulative Adjustment Made to Consolidated Cash Flow Statement due to Changes in Accounting for Incremental Costs of Obtaining Contracts with Customers
Consolidated Statement of Cash Flows

	Year ended December 31, 2020
	As Reported (ASC 606)	As Adjusted (ASC 605)
Cash flows used in operating activities
Net loss	$(19,535)	$(19,774)
Gain/(loss) from discontinued operations, net of tax	28,185	28,185

Loss from continuing operations	(47,720)	(47,959)
Changes in operating assets and liabilities:
Contract assets	(3,796)	(3,515)
Contract liabilities - current and long-term	9,019	8,512

Cash flows used in operating activities - continuing operations	(15,300)	(15,300)
Cash flows (used in) operating activities - discontinued operations	(16,374)	(16,374)

Net cash used in operating activities	(31,674)	(31,674)

Reporting Date [Member]
Disaggregation of Revenue [Line Items]
Summary of Cumulative Adjustment Made to Balance Sheet due to Changes in Accounting for Incremental Costs of Obtaining Contracts with Customers
Consolidated Balance Sheet

	As Reported (ASC 606)	As Adjusted (ASC 605)
	(in thousands)
Contract assets	$3,796	$3,515
Contract liabilities - current	14,537	14,030
Contract liabilities - long-term	2,559	2,559
Accumulated deficit	(223,984)	(223,196)

Product Basis [Member]
Disaggregation of Revenue [Line Items]
Summary of Disaggregation of Revenue
The following table disaggregates revenue by type of products and services for the six months ended June 30, 2021 and 2020:

	Six Months Ended June 30,
	2021	2020

	(in thousands)
Imagery	$2,848	$408
Data, software and analytics	8,267	7,318
Engineering and integration	3,544	1,685

Total revenues	$14,659	$9,411

The following table disaggregates revenue by type of products and services for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
	(in thousands)
Imagery	$3,005	$623
Data, software and analytics	15,732	12,702
Engineering and integration	2,398	388

Total revenues	$21,135	$13,713

Geographical Basis [Member]
Disaggregation of Revenue [Line Items]
Summary of Disaggregation of Revenue
The approximate revenue based on geographic location of customers is as follows for the six months ended June 30,2021 and 2020:

	Six Months Ended June 30,
	2021	2020

	(in thousands)
US	$12,359	$7,978
Middle East	1,380	1,197
Asia	770	214
Other	150	22

Total revenues	$14,659	$9,411

The approximate revenue based on geographic location of customers for the years ended December 31, 2020 and 2019 is as follows:

	Year Ended December 31,
	2020	2019
	(in thousands)
US	$17,239	$11,908
Middle East	3,185	1,537
Asia	668	268
Other	43	—

Total revenues	$21,135	$13,713

Customer Basis [Member]
Disaggregation of Revenue [Line Items]
Summary of Disaggregation of Revenue
Revenues from significant customers for the six months ended June 30, 2021 and 2020 is as follows:

	Six Months Ended June 30,
	2021	2020

Revenue from significant customers	(in thousands)
U.S. federal government and agencies	$12,307	$7,868
Commercial and other	2,352	1,543

Total revenues	$14,659	$9,411

Revenues from significant customers for the years ended December 31, 2020 and 2019 is as follows:

	Year Ended December 31,
	2020	2019
	(in thousands)
U.S. federal government and agencies	$17,050	$11,680
Commercial and other	4,085	2,033

Total revenues	$21,135	$13,713

Based on Timing of Transfer of Goods and Services [Member]
Disaggregation of Revenue [Line Items]
Summary of Disaggregation of Revenue
The following table disaggregates revenue for the six months ended June 30, 2021 and 2020 by when control is transferred:

	Six Months Ended June 30,
	2021	2020

	(in thousands)
Point in time	$4,461	$1,172
Over time	10,198	8,239

Total revenues	$14,659	$9,411

The following table disaggregates revenue by when control is transferred for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Point in time	$5,405	$2,505
Over time	15,730	11,208

Total revenues	$21,135	$13,713